Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 110	$ 82
Trade accounts and notes receivable, net	568	589
Inventories	194	175
Other current assets	96	96
Total current assets	968	942
Investments	2,187	1,800
Property, plant, and equipment - net	17,625	15,156
Goodwill	646	649
Other intangible assets	1,642	1,702
Regulatory assets, deferred charges, and other	503	429
Total assets	23,571	20,678
Accounts payable:
Trade	889	937
Affiliate	104	105
Accrued interest	115	110
Asset retirement obligations	64	68
Other accrued liabilities	375	207
Commercial paper	225	0
Total current liabilities	1,772	1,427
Long-term debt	9,057	8,437
Asset retirement obligations	497	511
Regulatory liabilities, deferred income, and other	678	612
Contingent liabilities and commitments (Note 15)
Partners' equity
Common units (438,625,699 units outstanding at December 31, 2013 and 397,963,199 units outstanding at December 31, 2012)	11,596	10,372
General partner	(536)	(842)
Accumulated other comprehensive income (loss)	92	147
Total partners' equity	11,152	9,677
Noncontrolling interests in consolidated subsidiaries	415	14
Total equity	11,567	9,691
Total liabilities and equity	$ 23,571	$ 20,678